Convertible note (Details)			1 Months Ended
	Aug. 16, 2023 ¥ / shares shares	Sep. 17, 2020 USD ($)	Jul. 31, 2022 ¥ / shares	Jul. 20, 2022 USD ($)	Jul. 20, 2022 CNY (¥) ¥ / shares	Sep. 17, 2020 CNY (¥)
Peak Asia Investment Holdings V Limited (ADV)
Redemption feature
Conversion price per ordinary share	¥ 4.203
Number of shares issued | shares	12,088,808
Conversion price per ordinary share	¥ 4.203
Exit payment agreement
Redemption feature
Exercise price of warrant					¥ 4.67
Fair value of warrants | ¥					¥ 19,506,000
Maximum | Exit payment agreement
Redemption feature
Face amount of debt | $				$ 2,700,000
Convertible note 2020
Redemption feature
Face amount of debt		$ 5,000,000				¥ 33,474,000
Conversion price per ordinary share			¥ 4.203
Conversion price per ordinary share			¥ 4.203
Convertible note 2020 | Note conversion at maturity date
Redemption feature
Redemption price as a percent of issuance price		12.50%
Convertible note 2020 | Note conversion after one year from the issue date
Redemption feature
Percentage of redemption amount accruing from issuance of note till redemption		15.00%